RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - FAIR VALUES AND AMOUNTS OF GAINS AND LOSSES ON QUALIFYING AND NON-QUAIFYING FINANCIAL INSTRUMENTS USED IN HEDGING TRANSACTIONS (DETAILS) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
Derivatives in Cash Flow Hedging Relationships
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	$ 21		$ 33
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	221		14
Derivatives in Cash Flow Hedging Relationships | Interest Rate
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	7		11
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	6		6
Derivatives in Cash Flow Hedging Relationships | Foreign currency hedges
Notional Amount	951		831
Fair Value Asset (Liability)	168		(142)
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	14		22
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	215		5
Derivatives in Cash Flow Hedging Relationships | Commodities
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	0		3
Derivatives in Net Investment Hedging Relationships
Notional Amount	1,303		1,768
Fair Value Asset (Liability)	233		13
Amount of Gain (Loss) Recognized in AOCI on Derivative (Effective Portion)	145		6
Amount of Gain (Loss) Recognized in Income	(2)		(1)
Derivatives in Fair Value Hedging Relationships
Amount of Gain (Loss) Recognized in Income	4		(2)
Derivatives in Fair Value Hedging Relationships | Interest Rate
Notional Amount	9,117		10,747
Fair Value Asset (Liability)	132		298
Amount of Gain (Loss) Recognized in Income	(167)		135
Derivatives in Fair Value Hedging Relationships | Debt
Amount of Gain (Loss) Recognized in Income	171		(137)
Derivatives Not Designated as Hedging Instruments
Notional Amount	7,080		13,335
Fair Value Asset (Liability)	(71)		64
Amount of Gain (Loss) Recognized in Income	(34)		(1,119)
Derivatives Not Designated as Hedging Instruments | Foreign currency hedges
Notional Amount	7,080		13,210
Fair Value Asset (Liability)	(71)		63
Amount of Gain (Loss) Recognized in Income	(34)	[1]	(1,121)	[1]
Derivatives Not Designated as Hedging Instruments | Commodities
Notional Amount	0		125
Fair Value Asset (Liability)	0		1
Amount of Gain (Loss) Recognized in Income	$ 0		$ 2

[1]	The gain or loss on non-qualifying foreign currency contracts substantially offsets the foreign currency mark-to-market impact of the related exposure.